CAMINO ROJO PROJECT LOAN	12 Months Ended
Dec. 31, 2022
CAMINO ROJO PROJECT LOAN
CAMINO ROJO PROJECT LOAN

20.CAMINO ROJO PROJECT LOAN

(a)Project loan

In December 2019, the Company entered into a loan agreement with Trinity Capital Partners Corporation (“Trinity Capital”) and certain other lenders with respect to a credit debt facility of $125 million for the development of Camino Rojo (the “Project Loan”).

The Project Loan provided a total of $125 million to the Company, available in three tranches. The Company drew these funds down between 2019 and 2021. The Project Loan was denominated in US dollars, and bore interest at 8.8% per annum, payable quarterly, and was secured by all the assets of Camino Rojo and the fixed assets of the Cerro Quema Project. The principal amount was due upon maturity in December 2024.

On December 1, 2020, we commenced construction of the Camino Rojo Oxide Gold Mine and began capitalizing the interest on this loan to “mineral properties under construction”. On April 1, 2022, we commenced commercial production at the Camino

Rojo Oxide Gold Mine and began expensing the interest on this loan. The Project Loan was fully repaid in April 2022 and replaced with the Credit Facility (see note 22).

	Loan	Interest and	Transaction
	advances	accretion	costs	Net
At December 31, 2020	$75,000	$—	$(14,304)	$60,696
Advances during the year	50,000	—	(165)	49,835
Accretion during the period, capitalized	—	9,613	2,817	12,430
Cash interest paid	—	(9,613)	—	(9,613)
Foreign exchange	—	—	(88)	(88)
At December 31, 2021	125,000	—	(11,740)	113,260
Accretion during the period, capitalized	—	2,764	848	3,612
Accretion during the period, expensed	—	869	261	1,130
Cash interest paid	—	(3,633)	—	(3,633)
Foreign exchange	—	—	(88)	(88)
Principal repayment including early repayment premium	(127,500)	—	—	(127,500)
Loss on early settlement of project loan	2,500	—	10,719	13,219
At December 31, 2022	$—	$—	$—	$—

(b)Loss on early settlement of project loan

Upon draw down of the first tranche, in December 2019, the Company issued 32.5 million common share purchase warrants (with an exercise price of C$3.00 per warrant and expiry date of December 18, 2026) to the lenders in connection with the closing. Including these warrants, a total of $12,039,000 was considered transaction costs to be amortized over the then-expected five year life of the project loan.

On April 28, 2022, the Company entered into a Credit Facility (note 22) and used a portion of the proceeds of the Credit Facility to repay the Camino Rojo project loan in full. Consequently, the remaining unamortized transaction costs were expensed.

	2022	2021
Unamortized transaction costs written off (non-cash)	$10,719	$—
Early repayment premium paid (cash)	2,500	—
Loss on early settlement of project loan	$13,219	$—